INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2016
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

(7)INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, as of March 31, 2015 and 2016.

	March 31, 2015
					Weighted
	Gross	Accumulated		Net	Average
	carrying	amortization		carrying	Amortization
	amount	/deduction	Impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(659,166)	—	640,834	12
Training platform	422,700	(119,765)	—	302,935	5
Contracts in progress (i)	1,225,380	(915,227)	(310,153)	—	—

Total intangible assets	2,948,080	(1,694,158)	(310,153)	943,769

	March 31, 2016
					Weighted
	Gross	Accumulated		Net	Average
	carrying	amortization		carrying	Amortization
	amount	/deduction	Impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Customer relationships	1,300,000	(767,500)	—	532,500	12
Training platform	422,700	(204,305)	—	218,395	5

Total intangible assets	1,722,700	(971,805)	—	750,895

(i)  Contracts in progress of RMB 569,087 and RMB 346,140 recognized at the acquisition date was deducted from the billing upon completion of certain contracts as of March 31, 2014 and 2015. The Company recognized an impairment charge of RMB 310,153 upon the cancellation of certain contracts during the year ended March 31, 2015.

Amortization expenses for intangible assets recognized as cost of revenues were RMB 2,359,475, RMB 192,873 and RMB 192,874 for the years ended March 31, 2014, 2015 and 2016, respectively.

As of March 31, 2016, the estimated amortization expense for the next five years is as follows:

March 31
RMB
2017	192,873
2018	192,873
2019	157,648
2020	108,333
2021	99,168